Finance Lease Receivables - Schedule of payments to received on Finance Lease Receivables (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (405,550)
Finance Lease Receivable	1,330,291	$ 324,903	$ 0
Year 1
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	208,104
Year 2
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	236,715
Year 3
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	378,298
Year 4, including unguaranteed residual
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	685,449
Year 5, including unguaranteed residual
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	51,281
Remainder, including unguaranteed residual
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 175,997